Liquidity and Going Concern Considerations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Liquidity and Going Concern Considerations [Abstract]
Net loss from continuing operations	$ (5,951,827)	$ (2,166,349)	$ (2,704,063)
Operating activities continuing operation	(7,626,557)	(2,403,300)	(1,162,907)
Accumulated deficit	(23,570,155)	(18,541,751)
Cash and cash equivalent	775,334	737,020	$ 5,638,174
Working capital deficit	2,104,227
Deferred revenue	4,521,682	2,707,069
Short term bank loans	604,018
Long-term bank loans	$ 2,921,759	$ 1,766,986